SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock Subject to Possible Redemption (Details)	6 Months Ended
Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transaction costs	$ 13,763,667
Unrecognized tax benefits	0
Unrecognized tax benefits accrued for interest and penalties	$ 0